Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation.
Summary of share option activity

				Weighted
			Weighted-	Average
		Weighted-	Average	Remaining
		Average	grant-date	Contractual	Aggregate
	Number of	Exercise	Fair Value	Term	Intrinsic
Options Granted to Employees and Directors	Options	Price	per Option	(Years)	Value
		RMB	RMB		RMB
Outstanding, December 31, 2024	8,794,368	8.65	12.58	5.39	12,923
Granted	522,066	—	3.62	—	—
Forfeited	—	—	—	—	—
Expired	40,227	16.08	20.23	—	—
Exercised	970,693	3.07	5.59	—	—
Cancelled	—	—	—	—	—
Outstanding, December 31, 2025	8,305,514	8.72	12.8	4.67	11,738
Vested and expected to vest as of December 31, 2025	8,305,514	8.72	12.8	4.67	11,738
Vested as of December 31, 2025	8,083,840	9.21	13.47	4.62	11,006

Schedule of assumptions used to estimate the fair values of share options granted

	2023	2024	2025
Risk-free interest rate	3.45%	3.88%	4.19%-4.24%
Dividend yield	0%	0%	0%
Expected volatility	56.55%	57.25%	59.61%-60.01%
Weighted average expected volatility	56.55%	57.25%	59.83%
Expected exercise multiple	2.5	2.5-2.8	2.5-2.8

Summary of restricted share units

		Weighted-	Weighted
		Average	Average
		grant-date	Remaining
	Number of	Fair Value	Contractual	Aggregate
	Share	per Restricted	Term	Intrinsic
Restricted Share Units Granted to Employees and Directors	Units	Share Unit	(Years)	Value
		RMB		RMB
Outstanding, December 31, 2024	273,654	1.84	9.66	1,042
Granted	273,605	5.33	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Vested	273,613	—	—	—
Cancelled	—	—	—	—
Outstanding, December 31, 2025	273,646	7.16	9.59	904
Vested and expected to vest as of December 31, 2025	273,646	7.16	9.59	904

Schedule of total compensation costs recognized

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Cost of revenue	3	2	—	—
Research and development	2,764	731	407	58
Sales and marketing	850	138	1,323	189
General and administrative	7,957	3,354	1,954	280
Total	11,574	4,225	3,684	527